Income Taxes - Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal taxes based on statutory rate	$ 2,643,207	$ 2,838,452	$ 3,423,098
State income taxes, net of federal benefit	(47,843)	46,972	182,503
Tax-exempt investment interest	(1,074,443)	(1,133,970)	(928,246)
Revaluation of net deferred tax assets as a result of the Tax Cuts and Jobs Act	2,558,859
Other, net	(9,189)	(139,719)	(198,321)
Income tax expense	$ 4,070,591	$ 1,611,735	$ 2,479,034